11. Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net

11.	Property, Plant and Equipment, Net

Property, plant and equipment, net as of December 31, 2020 and 2019 consisted of the following:

	December 31,	December 31,
	2020	2019
Photovoltaic solar systems	$33,174	$32,288
Bitcoin mining equipment	4,155	4,045
Furniture, fixtures and equipment	2,220	759
Automobile	6,040	468
Leasehold improvements	599	187
	46,188	37,747
Less: accumulated depreciation	(11,058)	(3,636)
	35,130	34,111
Less: impairment	(2,328)	(2,328)
	$32,802	$31,783

The costs of PV solar system include costs of acquiring permits, construction fees of PV solar system, costs of items installed in the PV solar system including solar panels, and other costs incurred that are directly attributable to getting the PV solar system ready for its intended use of grid connection with customer for supply of electricity. Depreciation of property, plant and equipment was $3,200, $1,981 and $1,204 from continuing operations for the years ended December 31, 2020, 2019 and 2018, respectively. Impairment loss on property, plant and equipment of nil, $2,235 and nil from continuing operations for the years ended December 31, 2020, 2019 and 2018, respectively.